PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 2,276	$ 2,977
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	1,184	1,432
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	6,739	7,604	$ 10,629
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 1,190	$ 1,438	$ 4,294
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (27)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 955
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 21
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (764)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (1)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 179
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (142)
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (14)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (182)
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 15
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 182
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (5)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (83)
Percentage of reasonably possible increase in actuarial assumption (in basis points)	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 6
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	104
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	6
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 192
Duration of reasonably possible increase in actuarial assumption	1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 28
Duration of reasonably possible increase in actuarial assumption	1 year